18. Marketable debt securities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other		R$ 13,707	R$ 77,695
Total	R$ 9,399,277	8,715,382	4,516,647
Bonds 01 [Member]
Statement Line Items [Line Items]
Issuance	2017
Maturity	2019
Currency	USD
Interest rate (p.y)	LIBOR 3M + 1.00%
Eurobonds			194,243
Bonds 02 [Member]
Statement Line Items [Line Items]
Issuance	2017
Maturity	2021
Currency	BRL
Interest rate (p.y)	4.40%
Eurobonds	R$ 14,469	63,181	855,035
Bonds 03 [Member]
Statement Line Items [Line Items]
Issuance	2017
Maturity	2024
Currency	USD
Interest rate (p.y)	2.4% to 10.0%
Eurobonds	R$ 853,929	664,996	19,386
Bonds 04 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2019
Currency	USD
Interest rate (p.y)	Zero Coupon a 9%
Eurobonds			197,055
Bonds 05 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2019
Currency	USD
Interest rate (p.y)	LIBOR 3M + 0.95%
Eurobonds			34,776
Bonds 06 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2020
Currency	USD
Interest rate (p.y)	Up to 3.5%
Eurobonds		37,476	1,211,361
Bonds 07 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2019
Currency	USD
Interest rate (p.y)	LIBOR 1M + 1.5%
Eurobonds			1,287,821
Bonds 08 [Member]
Statement Line Items [Line Items]
Issuance	2017
Maturity	2020
Currency	BRL
Interest rate (p.y)	4.40%
Eurobonds		929,042	639,275
Bonds 09 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2020
Currency	USD
Interest rate (p.y)	Above 3.5%
Eurobonds		35,438
Bonds 10 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2024
Currency	USD
Interest rate (p.y)	6.6% to 6.7%
Eurobonds	R$ 1,625,192	1,260,099
Bonds 11 [Member]
Statement Line Items [Line Items]
Issuance	2018
Maturity	2025
Currency	USD
Interest rate (p.y)	Up to 9%
Eurobonds	R$ 1,720,187	1,427,601
Bonds 12 [Member]
Statement Line Items [Line Items]
Issuance	2019
Maturity	2020
Currency	USD
Interest rate (p.y)	0% to 4.4%
Eurobonds		3,556,724
Bonds 13 [Member]
Statement Line Items [Line Items]
Issuance	2019
Maturity	2027
Currency	USD
Interest rate (p.y)	CDI + 6.4%
Eurobonds	R$ 1,279,506	727,118
Bonds 14 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2021
Currency	USD
Interest rate (p.y)	CDI + 1.9%
Eurobonds	R$ 170,257
Bonds 15 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2021
Currency	USD
Interest rate (p.y)	0% a 4%
Eurobonds	R$ 3,252,482
Bonds 16 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2022
Currency	USD
Interest rate (p.y)	0% to 4%
Eurobonds	R$ 16,923
Bonds 17 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2022
Currency	USD
Interest rate (p.y)	CDI + 1.9%
Eurobonds	R$ 121,926
Bonds 18 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2023
Currency	USD
Interest rate (p.y)	0% to 8%
Eurobonds	R$ 22,888
Bonds 19 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2023
Currency	USD
Interest rate (p.y)	CDI + 1.9%
Eurobonds	R$ 223,435
Bonds 20 [Member]
Statement Line Items [Line Items]
Issuance	2020
Maturity	2024
Currency	USD
Interest rate (p.y)	CDI + 1.9%
Eurobonds	R$ 98,082